(31) INSURANCE (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Tables Abstract
Schedule of main insurance policies
Description	Type of cover	Dec. 31, 2018
Concession financial asset / Intangible assets	Fire, lightning, explosion, machinery breakdown, electrical damage and engineering risk	7,630,552
Transport	National transport	502,930
Stored materials	Fire, lightning, explosion and robbery	249,501
Automobiles	Comprehensive cover	14,585
Civil liability	Electric energy distributors and others	268,000
Personnel	Group life and personal accidents	745,991
Others	Operational risks and others	352,931
Total		9,764,489